Note 9 - Capital Stock and Reserves	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	CAPITAL STOCK AND RESERVES

Authorized capital stock

Unlimited number of common shares without par value.

Issued capital stock

All issued shares are fully paid.

During the year ended March 31, 2025, the Company:

a)

closed a non-brokered private placement issuing 247,471 flow-through units consisting of one flow-through common share and one non-flow-through common share purchase warrant at $5.88 per unit for gross proceeds of $1,455,129 (of which $105,000 was received in March 2024 as subscriptions received in advance), of which $Nil was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until April 29, 2026. A value of $537,012 was attributed to the flow-through premium liability in connection with the financing. If at any time, the volume-weighted average trading price of the common shares on the CSE trades at or above $6.00 for 14 consecutive trading days, the Company may elect to accelerate the expiry date of the warrants by giving notice to the holders, by way of a news release, that the warrants will expire 30 calendar days following the date of such notice. The Company paid a cash finder’s fees of $175 and granted 51 finder’s warrants (valued at $100), entitling the holder to purchase one common share at a price of $3.40 per share until April 29, 2026. All securities issued will be subject to a hold period of four months and one day from the date of issuance. The Company also incurred legal and filing fees of $22,694 related to the private placement. The Company is committed to incur a total of $1,455,129 of qualifying Canadian Exploration Expenses (“CEE”) on or before December 31, 2025. As at March 31, 2025, the Company has incurred $327,605 in qualifying CEE.

b)	issued 28,818 common shares at a value of $100,000 as part of the annual payment due under the Peg North Property option agreement (see Note 6).

c)	issued 12,106 common shares at a value of $50,000 as a part of the acquisition payments for the Jean Lake option agreement (see Note 6).

d)	issued 1,795,492 common shares at a value of $6,716,449 pursuant to the acquisition of Athabasca Property (see Note 6).

e)

closed a brokered private placement issuing 1,473,000 units consisting of one common share and one common share purchase warrant at $3.00 per unit for gross proceeds of $4,419,000, of which $368,250 was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026.

The Company also issued 1,022,500 flow-through units consisting of one flow-through common share and one flow-through common share purchase warrant for $3.50 per unit for gross proceeds of $3,578,750, of which $255,625 was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026. A value of $511,250 was attributed to the flow-through premium liability in connection with the financing. The Company is committed to incur a total of $3,578,750 of qualifying CEE on or before December 31, 2025. As at March 31, 2025, the Company has incurred $Nil in qualifying CEE.

The Company also issued 550,000 charitable flow-through units consisting of one charitable flow-through common share and one non-flow-through common share purchase warrant for $4.55 per unit for gross proceeds of $2,502,500, of which $137,500 was allocated to the warrant component of the unit and recorded in reserves. Each warrant is exercisable by the holder to purchase an additional common share at a price of $4.00 until November 14, 2026. A value of $852,500 was attributed to the charitable flow-through premium liability in connection with the financing. The Company is committed to incur a total of $2,502,500 of qualifying CEE on or before December 31, 2025. As at March 31, 2025, the Company has incurred $Nil in qualifying CEE.

In connection with these financings, the Company paid commissions of $570,015 and granted 162,730 broker warrants (valued at $201,400). Each broker warrant is exercisable for one common share of the Company at a price of $3.00 per common share until November 14, 2026. The Company also paid other share issuance costs of $82,673.

f)	issued 82,570 common shares pursuant to RSU settlement resulting in reallocation of share-based reserves of $224,591 from reserves to share capital.

During the year ended March 31, 2024, the Company:

a)

closed an underwritten public offering in the United States (the “Offering”). The Company sold 800,000 units, each consisting of one common share and one warrant to purchase one common share, at a public offering price of $6.77 (USD $5.00) per unit. The warrants are exercisable into common shares at a price of USD $6.25 for five years. As the warrants are denominated in a currency other than the functional currency, the Company recognized a derivative liability valued at $823,597 associated with the warrants. As at March 31, 2024, the Company revalued the derivative liability at $656,946 resulting in an unrealized gain on change in fair value of warrants of $166,651 through profit or loss for the year ended March 31, 2024. It was estimated using a Level 1 fair value measurement. The aggregate gross proceeds to the Company from the Offering were $5,418,400 (USD $4,000,000), before deducting underwriting discounts of $387,416 (USD $286,000) and offering expenses. The Company also issued 40,000 underwriter’s warrants (valued at $270,400). All securities issued are free from any resale restrictions under applicable Canadian and United States securities laws. The common shares and unit warrants sold in the Offering began trading on NASDAQ under the symbols FMST and FMSTW, respectively, on August 22, 2023;

b)

closed Tranche 1 of 2 (see Note 15) on a non-brokered private placement issuing 188,651 flow-through units consisting of one flow-through common share and one non-flow-through share purchase warrant at $5.88 per unit for gross proceeds of $1,109,268 and 152,941 non-flow-through units consisting of one non-flow-through common share and one non-flow-through share purchase warrant at $3.40 per unit for gross proceeds of $520,000. The warrants are exercisable into common shares at a price of $4.00 until March 13, 2026. The Warrants will be subject to an accelerated expiry, if, at any time following the date of issuance, the volume weighted average trading price of the Shares on the Canadian Securities Exchange is or exceeds $6.00 for any 14 consecutive trading days. The Company may elect to accelerate the expiry date of the Warrants and NFT Warrants by giving notice to the holders, by way of a news release, that the Warrants and NFT Warrants will expire 30 calendar days following the date of such notice. In connection with the first tranche closing, cash finder’s fees of $11,134 were paid on the financings and the Company issued 3,274 share purchase finders warrants (valued at $9,700). Each Finder’s warrant entitles the holder to purchase one common share at a price of $3.40 for a two-year period. All of the securities issued under the first tranche of the Offering will be subject to a hold period of four months and one day from the date of issuance expiring on July 14, 2024. A value of $20,143 was attributed to the flow-through premium liability and $377,911 was allocated to reserves in connection with the financing. The Company is committed to incur a total of $1,109,268 of qualifying CEE on or before December 31, 2025. As at March 31, 2025, the Company has spent $1,109,268 in qualifying CEE.

c)	issued 10,700 common shares at a value of $85,600 as part of the acquisition payments for the Lac Simard South option agreement (see Note 6);

d)	issued 13,072 common shares at a value of $100,000 as part of the acquisition payments for the Peg North option agreement (see Note 6);

e)	issued 6,128 common shares at a value of $50,000 as part of the acquisition payments for the Jean Lake option agreement (see Note 6);

f)	issued 30,900 common shares at a value of $187,872 to a non-related consulting firm for services; and

g)

issued 36,000 common shares upon exercise of options for gross proceeds of $131,400 resulting in reallocation of share-based reserves of $53,400 from reserves to share capital. The weighted average share price on the date of the option exercise was $4.95.

During the year ended March 31, 2023, the Company:

a)	issued 13,000 common shares upon exercise of options for gross proceeds of $77,750, resulting in a reallocation of share-based reserves of $78,528 from reserves to share capital.

b)	issued 212,750 common shares upon exercise of warrants for gross proceeds of $1,059,017.

c)	issued 10,526 common shares at a value of $100,000 as part of the acquisition payments for the Peg North Option Agreement (see Note 6).

d)	issued 364 common shares at a value of $2,454 as part of the acquisition payments for the Jol Lithium Option Agreement (see Note 6).

e)

closed a non-brokered private placement of 97,753 flow-through common shares at $17.00 per common shares for gross proceeds of $1,661,807. Cash finder’s fees of $99,624 were paid on the financings and the Company issued 5,765 share purchase finders warrants (valued at $22,000). Each finders warrant entitles the holder to purchase one common share at a price of $10.00 for a two-year period. A value of $977,534 was attributed to the flow-through premium liability in connection with the financing.

f)	issued 6,705 common shares at a value of $50,000 as part of the acquisition payments for the Jean Lake Option Agreement (see Note 6).

g)	issued 20,000 common shares valued at $355,000 pursuant to a PSU redemption to a related party.

Stock Incentive Plan:

The Board of Directors adopted the Company’s 2023 Stock Incentive Plan under which allows the Company to grant equity-based incentive awards (each, an “Award”) in the form of stock options (“Options”), restricted stock units (“RSUs”), performance stock units (“PSUs”) and deferred stock units (“DSUs”) to executive, officers, directors, employees, and consultants. The Stock Incentive Plan was ratified by shareholders at the Annual General and Special Meeting (“AGSM”) on December 20, 2024, and is a fixed number share plan providing an aggregate maximum number of common shares that may be issued upon the exercise or settlement of Awards granted under the plan, not to exceed 1,500,000 common shares, subject to the adjustment provisions provided within the plan.

Stock options:

The 2023 Stock Incentive Plan supersedes and replaces the Company’s Option Plan, dated as originally adopted by the Board of Directors on November 8, 2021, and ratified by the stockholders of the Company on December 10, 2021.

During the year ended March 31, 2025, the Company:

a)	had 156,589 stock options that were cancelled and/or forfeited, resulting in an allocation of share-based reserves of $619,093 to deficit and reversal of share-based payments of $134,962.

b)

granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $3.91 (USD $2.84) per share until July 23, 2029 with an estimated fair value of $112,200 and vest immediately. The options were cancelled subsequently.

c)	granted stock options for 83,194 shares to director and officers of the Company. The options are exercisable at $2.76 per share until April 1, 2029 with an estimated fair value of $167,600.
●	51,323 stock options vested immediately.
●	31,871 stock options vest equally over a three-year period.
●	During the year ended March 31, 2025, the Company recorded share-based compensation of $133,795 for the vested portion of the stock options.

d)

granted stock options for 55,000 shares to consultants of the Company. The options are exercisable at $2.76 per share until November 15, 2027 with an estimated fair value of $91,100 and vest immediately.

e)

granted stock options for 36,815 shares to a director, an officer and consultants of the Company. The options are exercisable at $2.76 per share until November 15, 2029 with an estimated fair value of $77,400 and vest immediately.

f)

granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $1.38 (USD $0.99) per share until February 12, 2030 with an estimated fair value of $39,900 and vest immediately.

g)

granted stock options for 9,200 shares to a director of the Company. The options are exercisable at $1.38 per share until February 12, 2027 with an estimated fair value of $10,200 and vest immediately.

h)

granted stock options for 83,333 shares to a consultant of the Company. The options are exercisable at $1.20 per share until March 27, 2028 with an estimated fair value of $61,800 and vest immediately.

i)	repriced 387,920 stock options resulting in share-based compensation of $13,200 relating to the incremental increase in fair value on stock options.

During the year ended March 31, 2024, the Company:

a)	granted stock options for 17,500 shares to a consultant of the Company. The options are exercisable at $5.65 per share for three years with an estimated fair value of $60,200 and vest immediately;

b)

granted stock options for an aggregate of 40,000 shares to directors and a consultant of the Company. The options are exercisable at $6.60 per share for three years with an estimated fair value of $173,500 and vest immediately;

c)

granted stock options for an aggregate of 85,000 shares to officers of the Company. The options are exercisable at $6.60 per share for five years with an estimated fair value of $445,500 and vest immediately;

d)	granted stock options for 20,000 shares to a director of the Company. The options are exercisable at $5.47 per share for three years with an estimated fair value of $75,500 and vest immediately;

e)	granted stock options for 20,000 shares to an officer of the Company. The options are exercisable at $3.98 per share for five years with an estimated fair value of $66,600 and vest immediately;

f)	granted stock options for 20,000 shares to a consultant of the Company. The options are exercisable at $3.30 per share for two years with an estimated fair value of $36,000 and vest immediately;

g)	had 36,000 stock options exercised by issuing 36,000 shares for proceeds of $131,400; and

h)	had 80,300 stock options that expired or were forfeited, resulting in a reallocation of share-based reserves of $860,158 from reserves to deficit.

i)	granted stock options for 36,000 shares to a consultant of the Company. The options are exercisable at $3.65 per share for one year with an estimated fair value of $53,400 and vest immediately.

During the year ended March 31, 2023, the Company:

a)	granted stock options for 20,000 shares to a consultant of the Company. The options are exercisable at $12.75 per share for three years with an estimated fair value of $198,300 and vest immediately;

b)	granted stock options for 8,000 shares to a consultant of the Company. The options are exercisable at $13.75 per share for three years with an estimated fair value of $83,200 and vest immediately;

c)	granted stock options for 62,000 shares to a consultant of the Company. The options are exercisable at $9.00 per share for three years with an estimated fair value of $395,600 and vest immediately;

d)	granted stock options for 31,000 shares to a consultant of the Company. The options are exercisable at $9.50 per share for two years with an estimated fair value of $208,600 and vest immediately;

e)	recorded $42,702 of stock-based compensation relating to stock-options granted previous to the year ended March 31, 2023.

f)	had 13,000 stock options exercised by issuing 13,000 shares for proceeds of $77,750; and

g)	had 121,000 stock options that expired or were forfeited, resulting in a reallocation of share-based reserves of $891,400 from reserves to deficit.

Stock option transactions for the year ended March 31, 2025, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025		Exercisable

March 8, 2025	$14.12*	4,000	-	-	(4,000)	-		-
September 2, 2025	$11.61*	20,000	-	-	-	20,000		20,000
September 6, 2025	$12.52*	8,000	-	-	(8,000)	-		-
November 20, 2025	$3.64*	6,000	-	-	-	6,000		6,000
December 2, 2025	$8.20*	62,000	-	-	(37,000)	25,000		25,000
December 13, 2025	$8.65*	21,000	-	-	-	21,000		21,000
March 26, 2026	$3.01*	20,000	-	-	-	20,000	(1)	20,000
August 25, 2026	$5.15*	17,500	-	-	-	17,500		17,500
September 6, 2026	$6.01*	40,000	-	-	(15,000)	25,000		25,000
November 1, 2026	$6.84*	10,000	-	-	-	10,000		10,000
December 4, 2026	$4.98*	20,000	-	-	-	20,000		20,000
November 15, 2027	$2.51*	-	55,000	-	-	55,000	(3)	55,000
March 27, 2028	$1.20	-	83,333	-	-	83,333		83,333
September 6, 2028	$6.01*	85,000	-	-	(25,000)	60,000		60,000
February 15, 2029	$3.98	20,000	-	-	(20,000)	-		-
July 23, 2029	$3.81*	-	36,000	-	(36,000)	-		-
April 1, 2029	$2.51*	-	83,194	-	(11,589)	71,605	(2)	51,323
November 15, 2029	$2.51*	-	36,815	-	-	36,815	(4)	36,815
February 12, 2030	$1.418	-	36,000	-	-	36,000	(5)	36,000
February 12, 2030	$1.38	-	9,200	-	-	9,200		9,200

Total		333,500	339,542	-	(156,589)	516,453		496,171

Weighted average exercise price		$7.38	$2.32	$-	$5.86	$3.96		$4.02

Weighted average remaining life (years)		2.61				2.81

* on January 31, 2025, pursuant to the Arrangement Agreement (Note 17), the Company modified the exercise of certain stock options.

(1)          exercised subsequently

(2)          10,623 exercised subsequently

(3)          37,000 exercised subsequently

(4)          20,000 exercised subsequently

(5)          10,319 exercised subsequently

Stock option transactions for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 1, 2024	$16.50	15,000	-	-	(15,000)	-	-
November 14, 2024	$3.65	-	36,000	(36,000)	-	-	-
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	20,000	-	-	-	20,000	20,000
September 6, 2025	$13.75	8,000	-	-	-	8,000	8,000
November 20, 2025	$4.00	6,000	-	-	-	6,000	6,000
December 2, 2025	$9.00	62,000	-	-	-	62,000	62,000
December 13, 2025	$9.50	31,000	-	-	(10,000)	21,000	21,000
January 15, 2026	$7.25	35,300	-	-	(35,300)	-	-
March 26, 2026	$3.30	-	20,000	-	-	20,000	20,000
August 25, 2026	$5.65	-	17,500	-	-	17,500	17,500
September 6, 2026	$6.60	-	40,000	-	-	40,000	40,000
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 4, 2026	$5.47	-	20,000	-	-	20,000	20,000
February 16, 2027	$17.50	20,000	-	-	(20,000)	-	-
September 6, 2028	$6.60	-	85,000	-	-	85,000	85,000
February 15, 2029	$3.98	-	20,000	-	-	20,000	20,000
	$-	-	-	-	-	-	-

Total		211,300	238,500	(36,000)	(80,300)	333,500	333,500

Weighted average exercise price		$10.81	$5.87	$4.70	$9.95	$7.38	$7.38

Weighted average remaining life (years)		2.57				2.61

Stock option transactions for the year ended March 31, 2023, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

January 4, 2023	$14.25	105,000	-	-	(105,000)	-	-
March 1, 2024	$16.50	15,000	-	-	-	15,000	15,000
March 8, 2025	$15.50	4,000	-	-	-	4,000	4,000
September 2, 2025	$12.75	-	20,000	-	-	20,000	20,000
September 6, 2025	$13.75	-	8,000	-	-	8,000	8,000
November 20, 2025	$4.00	8,000	-	(2,000)	-	6,000	6,000
December 2, 2025	$9.00	-	62,000	-	-	62,000	62,000
December 13, 2025	$9.50	-	31,000	-	-	31,000	31,000
January 15, 2026	$7.25	41,300	-	(6,000)	-	35,300	35,300
October 21, 2026	$5.25	5,000	-	(5,000)	-	-	-
November 1, 2026	$7.50	10,000	-	-	-	10,000	10,000
December 3, 2026	$12.50	6,000	-	-	(6,000)	-	-
January 17, 2027	$20.25	10,000	-	-	(10,000)	-	-
February 16, 2027	$17.50	20,000	-	-	-	20,000	20,000

Total		224,300	121,000	(13,000)	(121,000)	211,300	211,300

Weighted average exercise price		$12.88	$10.06	$5.98	$14.67	$10.81	$10.81

Weighted average remaining life (years)						2.57

The average market price of the 36,000 options exercised was $4.95 per share.

The fair value of stock options granted was calculated using the Black-Scholes option pricing model with the following weighted average assumptions.

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Fair value per option	$1.48	$5.42	$6.00
Exercise price	$2.13	$5.49	$11.00
Expected life (years)	3.92	3.50	3.00
Interest rate	2.92%	4.17%	3.49%
Annualized volatility (based on historical volatility)	101%	108%	118%
Dividend yield	0.00%	0.00%	0.00%

Performance Stock Options:

During the year ended March 31, 2022, the Company granted a performance-based stock option for 15,000 common shares to a consultant of the Company. The option is exercisable at $14.25 per share for two years with an estimated fair value of $126,297 and vests 100% when the closing share price is $25.00 or higher for three consecutive trading days. For the year ended March 31, 2025, the Company recorded $Nil (2024 - $Nil; 2023 - $63,148) as share-based compensation for performance stock options.

During the year ended March 31, 2024, 15,000 performance stock options expired. No performance stock option transactions were incurred during the year ended March 31, 2025.

As at March 31, 2025, no performance stock options were outstanding.

Performance stock option transactions for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024	Exercisable

March 31, 2024	$14.25	15,000	-	-	(15,000)	-	-

Total		15,000	-	-	(15,000)	-	-

Weighted average exercise price		$14.25	$-	$-	$14.25	$-	$-

Weighted average remaining life (years)						-

Performance stock option transactions for the year ended March 31, 2023, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023	Exercisable

March 31, 2024	$14.25	15,000	-	-	-	15,000	-

Total		15,000	-	-	-	15,000	-

Weighted average exercise price		$14.25	$-	$-	$-	$14.25	$-

Weighted average remaining life (years)						1

Performance Share Units: (“PSU”)

Effective January 17, 2022, amended September 7, 2022, the Company’s board of directors adopted a performance-based share unit plan (the “PSU Plan”) which reserved a fixed aggregate of 343,391 common shares (being 10% of the Company’s then issued and outstanding common shares”) for issuance upon the redemption of performance-based share award units (each a “PSU”). Under the terms of the PSU Plan, the Company is required to obtain shareholder approval for the PSU Plan within 3 years after its adoption, and at least every three years thereafter. Any PSUs issued are subject to a four month hold from date of issue.

	Number of PSU’s Outstanding	Number of PSU’s Vested	Weighted Average Grant Date Fair Value	Share-based payment reserve

Balance at March 31, 2022	250,000	20,000	$14.50	$531,122
PSU’s granted	160,000	-	9.10	-
PSU’s vesting through the year	-	-	14.50	547,374
PSU’s redeemed	(20,000)	(20,000)	17.75	(355,000)
PSU’s forfeited/cancelled	(390,000)	-	10.66	(723,497)

Balance at March 31, 2023, 2024 and 2025	-	-	$-	$-

During the year ended March 31, 2023, the Company recognized share-based payment expense of $363,195 to the date of modification relating to PSU’s granted in fiscal 2022.

During the years ended March 31, 2025 and 2024, the Company:

a)	There were no grants.

During the year ended March 31, 2023, the Company:

a)

granted 40,000 PSU’s with a fair value at $387,379, to a director under the Company’s PSU Plan. The PSUs will vest and become redeemable only upon the achievement of certain closing price milestones ranging between $25.00 and $87.50 which were to expire on April 12, 2025. During the year ended March 31, 2023, the Company recognized share-based payment expense of $63,679 to the date of modification.

b)

modified 140,000 unvested PSU’s from earlier grants. The modified PSUs have a fair value of $1,068,398 and will vest and become redeemable upon the occurrence of certain capital market liquidity events, with the balance vesting on the achievement of certain closing price milestones ranging between $19.50 and $68.00. During the year ended March 31, 2023, the Company recognized $64,884 in share-based compensation expense.

c)

granted 120,000 PSU’s with a fair value of $1,246,463, to directors under the Company’s PSU Plan. The PSUs will vest and become redeemable upon the occurrence of certain capital market liquidity events, with the balance vesting on the achievement of certain closing price milestones ranging between $19.50 and $68.00. During the year ended March 31, 2023, the Company recognized $55,615 in share-based compensation expense.

d)	cancelled 390,000 unvested PSUs. Upon cancellation $723,496 of previously recognized share-based compensation expense was reversed from reserves to stock-based compensation.

Restricted Share Units (“RSUs”):

The terms and conditions of vesting of each RSU granted is determined by the Board at the time of the grant in accordance with the Company’s Stock Incentive Plan. The Company use the fair value method to recognize the obligation and compensation expense associated with the RSUs. The fair value of RSUs issued is determined on the grant date based on the market price of the common shares on the grant date multiplied by the number of RSUs granted. The fair value is expensed over the vesting term. Upon redemption of the RSU, the carrying amount is recorded as an increase in common share capital and a reduction in the reserve.

During the year ended March 31, 2025, the Company granted 229,579 RSUs to certain directors, officers and consultants of the Company. The total estimated fair value of the RSUs granted was $614,957 based on the market value of the Company’s shares at the grant date. The fair value of each RSU is recorded as share-based payments over the vesting period. These RSUs will vest as follows:

●	79,317 RSUs vested immediately.
●	48,138 RSUs - 40,276 vest on April 1, 2025 and 7,862 vested immediately upon the resignation of a director.
●	89,674 RSUs vest equally over a three-year period starting on April 1, 2025.
●	5,362 RSUs vest on November 15, 2025.
●	7,088 RSUs vest on April 1, 2025.

During the year ended March 31, 2025, the Company recorded $468,247 (2024 - $Nil; 2023 - $Nil) in share-based payments relating to the portion of the RSUs vesting through the period.

Restricted share unit transactions for the year ended March 31, 2025, are summarized as follows:

Grant Date	Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025	Exercisable

November 15, 2024	-	222,491	(82,570)	(3,008)	136,913*	87,179
February 12, 2025	-	7,088	-	-	7,088	-
	-	229,579	(82,570)	(3,008)	144,001	87,179

*51,193 exercised subsequently

Warrants:

A continuity of the warrants for the year ended March 31, 2025, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Forfeited / Expired	Balance March 31, 2025

August 24, 2028	$	USD 6.25	800,000	-	-	-	800,000
March 13, 2026		$4.00	341,592	-	-	-	341,592	(2)
April 29, 2026		$4.00	-	247,471	-	-	247,471	(1)
November 14, 2026		$4.00	-	3,045,000	-	-	3,045,000	(3)

Total			1,141,592	3,292,971	-	-	4,434,563

Weighted average exercise price			$5.58	$4.00	$-	$-	$4.92

Weighted average remaining life (years)			3.67				2.04

(1)              exercised subsequently

(2)              334,239 exercised subsequently

(3)              663,700 exercised subsequently

A continuity of the warrants granted for the year ended March 31, 2024, are summarized as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted	Exercised	Forfeited / Expired	Balance March 31, 2024

December 2, 2023		$6.50	24,000	-	-	(24,000)	-
August 24, 2028	$	USD 6.25	-	800,000	-	-	800,000
March 13, 2026		$4.00	-	341,592	-	-	341,592

Total			24,000	1,141,592	-	(24,000)	1,141,592

Weighted average exercise price			$6.50	$5.58	$-	$6.50	$5.58

Weighted average remaining life (years)			0.67				3.67

A continuity of the warrants granted for the year ended March 31, 2023, are summarized as follows:

Expiry Date	Exercise Price	Balance March 31, 2022	Granted	Exercised	Forfeited / Expired	Balance March 31, 2023

August 28, 2022	$3.75	53,778	-	(53,778)	-	-
August 28, 2022	$5.00	121,600	-	(121,600)	-	-
October 29, 2022	$12.50	36,166	-	(3,572)	(32,594)	-
December 15, 2022	$5.00	22,000	-	(10,000)	(12,000)	-
December 2, 2023	$6.50	47,800	-	(23,800)	-	24,000

Total		281,344	-	(212,750)	(44,594)	24,000

Weighted average exercise price		$5.98	$-	$4.98	$10.48	$6.50

Weighted average remaining life (years)						0.67

The fair value of warrants was allocated to reserves and calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Fair value per warrant	$1.94	$3.77	$-
Exercise price	$4.00	$4.00	$-
Expected life (years)	2.00	2.00	-
Interest rate	4.30%	3.50%	-
Annualized volatility (based on historical volatility)	100%	111%	-
Dividend yield	0.00%	0.00%	-

The Company records warrants with an exercise price that is in a currency that is different from the functional currency as a derivative liability. Any gains or losses are recorded in the consolidated statements of (loss) income and comprehensive (loss) income as they relate to the issue of warrants recorded on the Company’s statement of financial position as a derivative liability measured at fair value through profit or loss. The fair value of the 800,000 transferrable warrants ($823,597) issued on August 24, 2023, are valued based on the price as quoted on the NASDAQ. The warrant derivative liability was calculated using following assumptions.

Management has assessed the revised interpretive guidance in accordance with IAS 1 Presentation of Financial Statements Amendments effective for annual periods beginning on or after January 1, 2024 with respect to its derivative warrant liability and determined those instruments meet the requirement to be classified as a current liability. Accordingly, the Company has reclassified derivative warrant liabilities of $656,946 on the consolidated statement of financial position as at March 31, 2024 to conform to the current year’s presentation. The change in presentation had no impact on loss and comprehensive loss, or cash flows, or loss per share for the years ended March 31, 2025 and 2024. The change in presentation had no impact on total assets, total liabilities or shareholders equity as at March 31, 2024.

	As at March 31, 2025	As at March 31, 2024	As at August 24, 2023

Number of warrants outstanding	800,000	800,000	800,000
Fair Value of each warrant at valuation date	$0.14 USD	$0.61 USD	$0.76 USD
Exchange rate	1.43125	1.35397	1.35460
Fair value of warrants outstanding (derivative liability)	$152,765	$656,946	$823,597
Change in fair value of derivatives	$498,534*	$166,651	$-

* Adjusted by $5,647 for portion allocated to Spin-Out (Note 17).

Share purchase warrants outstanding as at March 31, 2025 are as follows:

Issue Date	Number of warrants	Exercise price	Expiry Date

August 24, 2023	800,000(a)	$6.25USD	August 24, 2028
March 13, 2024	341,592(b)	$4.00	July 14, 2028
April 29, 2024	247,471(c)	$4.00	April 29, 2026
November 14, 2024	3,045,500(d)	$4.00	November 14, 2026
	4,434,563

*Pursuant to the Arrangement (Note 17), Foremost shall, as agent for Rio Grande, collect and pay to Rio Grande the following amount to Rio Grande:

(a)         $0.8114 per warrant exercised.

(b)         $0.3584 per warrant exercised.

(c)         $0.3048 per warrant exercised.

(d)         $0.3584 per warrant exercised.

Agent warrants:

A continuity of the agent warrants granted for the year ended March 31, 2025 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2024	Granted	Exercised	Expired		Balance March 31, 2025

July 19, 2024		$10.00	5,765	-	-	(5,765	)*	-
March 13, 2026		$3.40	3,274	-	-	-		3,274
April 29, 2026		$3.40	-	51	-	-		51
November 14, 2026		$3.00	-	162,730	-	-		162,730	(1)
August 21, 2028	$	USD 6.25	40,000	-	-	-		40,000

Total			49,039	162,781	-	-		206,055

Weighted average exercise price			$6.50	$3.00	$-	$-		$4.19

Weighted average remaining life (years)			2.94					1.96

(1)          130,184 exercised subsequently

* 5,765 agent warrants expired, resulting in an allocation of share-based reserves of $22,001 to deficit.

A continuity of the agent warrants granted for the year ended March 31, 2024 is as follows:

Expiry Date	Exercise Price		Balance March 31, 2023	Granted		Exercised	Cancelled / Expired	Balance March 31, 2024

August 19, 2024		$10.00	5,765		-	-	-	5,765
March 13, 2026		$3.40	-		3,274	-	-	3,274
August 21, 2028	$	USD 6.25	-		40,000	-	-	40,000

Total			5,765		43,274	-	-	49,039

Weighted average exercise price			$10.00	$ $	USD 6.25 CAD 3.40	$-	$-	$6.50

Weighted average remaining life (years)			1.13					2.94

A continuity of the agent warrants granted for the year ended March 31, 2023 is as follows:

Expiry Date	Exercise Price	Balance March 31, 2023	Granted	Exercised	Cancelled / Expired	Balance March 31, 2023

August 19, 2024	$10.00	-	5,765	-	-	5,765

Total		-	5,765	-	-	5,765

Weighted average exercise price		$-	$10.00	$-	$-	$10.00

Weighted average remaining life (years)						1.13

Agent purchase warrants outstanding as at March 31, 2025 are as follows:

Issue Date	Number of warrants	Exercise price	Expiry Date

March 13, 2024	3,274	$3.40	March 13, 2026
April 29, 2024	51	$3.00	April 29, 2026
November 14, 2024	162,730	$3.00	November 14, 2026
August 21, 2023	40,000	$6.25USD	August 21, 2028
	206,055

The fair value of agent warrants was calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Fair value per agent warrants	$1.24	$7.95	$3.81
Exercise price	$3.00	$8.09	$10.00
Expected life (years)	2.00	4.78	2.00
Interest rate	3.18%	4.09%	3.30%
Annualized volatility	85.95%	113%	120%
Dividend yield	0.00%	0.00%	0.00%